Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment
December 31
	2014	2015
	US$	US$
Cost:
Land	8,058	8,813
Buildings	19,813	21,254
Machinery and equipment	13,443	15,995
Furniture and fixtures	5,131	6,446
Leasehold and buildings improvement	4,229	4,656
Software	29,796	17,505

Total	80,470	74,669

Accumulated depreciation:
Buildings	2,240	2,648
Machinery and equipment	10,573	11,983
Furniture and fixtures	3,492	3,980
Leasehold and buildings improvement	3,064	3,358
Software	25,807	14,421

	45,176	36,390
Prepayment and construction in progress	243	12,190

	35,537	50,469